Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total	$ 57,801	$ 43,178	$ 47,015	$ 64,201	$ 63,957	$ 38,608	$ 30,102	$ 46,655	$ 212,195	$ 179,322	[1]	$ 196,174	[1]
Diagnostic test revenue
Disaggregation of Revenue [Line Items]
Total									205,100	175,351	[1]	191,667	[1]
Patients with third-party insurance
Disaggregation of Revenue [Line Items]
Total									169,576	138,153		169,538
Institutional customers
Disaggregation of Revenue [Line Items]
Total									31,717	35,200		20,888
Self-pay patients
Disaggregation of Revenue [Line Items]
Total									3,807	1,998		1,241
Other revenue
Disaggregation of Revenue [Line Items]
Total									$ 7,095	$ 3,971	[1]	$ 4,507	[1]

[1]	Certain expenses were previously misclassified as cost of services. These expenses are now reported as selling and marketing. This adjustment has no impact on total revenue, loss from operations, net loss and comprehensive loss or net loss per share. Refer to Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements for further information.